Subordinated liabilities	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Subordinated liabilities

27	Subordinated liabilities

HSBC’s subordinated liabilities
	2017	2016
	$m	$m
At amortised cost	19,826	20,984
– subordinated liabilities	17,988	19,230
– preferred securities	1,838	1,754
Designated at fair value (Note 23)	24,290	23,583
– subordinated liabilities	23,831	23,172
– preferred securities	459	411
At 31 Dec	44,116	44,567
Issued by HSBC subsidiaries	15,470	16,860
Issued by HSBC Holdings	28,646	27,707
Subordinated liabilities rank behind senior obligations and generally count towards the capital base of HSBC. Capital securities may be called and redeemed by HSBC subject to prior notification to the PRA and, where relevant, the consent of the local banking regulator. If not redeemed at the first call date, coupons payable may step up or become floating rate based on interbank rates. On capital securities other than floating rate notes, interest is payable at fixed rates of up to 10.176%.
The balance sheet amounts disclosed below are presented on an IFRS basis and do not reflect the amount that the instruments contribute to regulatory capital principally due to regulatory amortisation and regulatory eligibility limits.

HSBC’s subordinated liabilities in issue
					2017	2016
		Footnotes	First call date	Maturity date	$m	$m
Additional tier 1 capital securities guaranteed by HSBC Holdings plc		1
$900m	10.176% non-cumulative step-up perpetual preferred securities, series 2		Jun 2030		892	891
					892	891
Additional tier 1 capital securities guaranteed by HSBC Bank plc		1
£300m	5.862% non-cumulative step-up perpetual preferred securities		Apr 2020		459	411
£700m	5.844% non-cumulative step-up perpetual preferred securities		Nov 2031		946	863
					1,405	1,274
Tier 2 securities issued by HSBC Bank plc
$750m	Undated floating rate primary capital notes		Jun 1990		750	750
$500m	Undated floating rate primary capital notes		Sep 1990		500	500
$300m	Undated floating rate primary capital notes, series 3		Jun 1992		300	300
$300m	7.65% subordinated notes		—	May 2025	375	372

£350m	5.00% callable subordinated notes	2	Mar 2018	Mar 2023	496	466
£300m	6.50% subordinated notes		—	Jul 2023	405	369
£350m	5.375% callable subordinated step-up notes	3	Nov 2025	Nov 2030	584	489
£500m	5.375% subordinated notes		—	Aug 2033	912	750
£225m	6.25% subordinated notes		—	Jan 2041	303	276
£600m	4.75% subordinated notes		—	Mar 2046	802	731
					5,427	5,003
Tier 2 securities issued by The Hongkong and Shanghai Banking Corporation Ltd
$400m	Primary capital undated floating rate notes (third series)		Jul 1991		400	400
					400	400
Tier 2 securities issued by HSBC Bank Malaysia Berhad
MYR500m	4.35% subordinated bonds	4	Jun 2017	Jun 2022	—	112
MYR500m	5.05% subordinated bonds		Nov 2022	Nov 2027	123	112
					123	224
Tier 2 securities issued by HSBC USA Inc.
$750m	5.00% subordinated notes		—	Sep 2020	748	748
$250m	7.20% subordinated debentures		—	Jul 2097	221	220
	Other subordinated liabilities each less than $150m	5			277	284
					1,246	1,252
Tier 2 securities issued by HSBC Bank USA, N.A.
$500m	6.00% subordinated notes		—	Aug 2017	—	498
$1,250m	4.875% subordinated notes		—	Aug 2020	1,236	1,257
$1,000m	5.875% subordinated notes		—	Nov 2034	1,272	1,137
$750m	5.625% subordinated notes		—	Aug 2035	955	862
$700m	7.00% subordinated notes		—	Jan 2039	700	701
					4,163	4,455
Tier 2 securities issued by HSBC Finance Corporation
$2,939m	6.676% senior subordinated notes	6	—	Jan 2021	1,092	2,192

Tier 2 securities issued by HSBC Bank Canada
CAD400m	4.80% subordinated debentures	4	Apr 2017	Apr 2022	—	299
	Other subordinated liabilities each less than $150m		Oct 1996	Nov 2083	31	29
					31	328
Securities issued by HSBC Mexico, S.A.
$300m	Non-convertible subordinated obligations	7, 8	Jun 2014	Jun 2019	240	240
	Other subordinated liability less than $150m	7, 9			115	198
					355	438
Securities issued by other HSBC subsidiaries
Other subordinated liabilities each less than $200m		5			336	403
Subordinated liabilities issued by HSBC subsidiaries at 31 Dec					15,470	16,860

1	See paragraph below, ‘Guaranteed by HSBC Holdings or HSBC Bank plc’.

2	In January 2018, HSBC gave notice it will redeem these securities.

3	The interest rate payable after November 2025 is the sum of the three-month sterling Libor plus 1.50% percentage points.

4	In 2017 HSBC redeemed these securities.

5	Some securities included here are ineligible for inclusion in the capital base of HSBC.

6	HSBC tendered for these securities in 2017. In January 2018 a further tender was conducted. The principal balance is now $509m.

7	These securities are ineligible for inclusion in the capital base of HSBC.

8	Approximately $60m of these securities are held by HSBC Holdings.

9	In February 2018, HSBC gave notice it will redeem these securities.

HSBC Holdings
	2017	2016
	$m	$m
At amortised cost	15,877	15,189
Designated at fair value (Note 23)	13,394	13,347
At 31 Dec	29,271	28,536

HSBC Holdings’ subordinated liabilities
			First call	Maturity	2017	2016
		Footnotes	date	date	$m	$m
Tier 2 securities issued by HSBC Holdings plc
Amounts owed to third parties
$2,000m	4.25% subordinated notes	2,4	—	Mar 2024	2,038	2,060
$1,500m	4.25% subordinated notes	2	—	Jun 2025	1,586	1,539
$1,500m	4.375% subordinated notes	2	—	Nov 2026	1,580	1,520
$488m	7.625% subordinated notes	1	—	May 2032	553	528
$222m	7.35% subordinated notes	1	—	Nov 2032	248	278
$2,000m	6.5% subordinated notes	1	—	May 2036	2,042	2,029
$2,500m	6.5% subordinated notes	1	—	Sep 2037	3,365	3,170
$1,500m	6.8% subordinated notes	1	—	Jun 2038	1,489	1,487
$1,500m	5.25% subordinated notes	2,4	—	Mar 2044	1,755	1,747

£900m	6.375% subordinated notes	1,3	Oct 2017	Oct 2022	—	1,163
£650m	5.75% subordinated notes	2	—	Dec 2027	1,114	932
£650m	6.75% subordinated notes	2	—	Sep 2028	873	793
£750m	7.0% subordinated notes	2	—	Apr 2038	1,043	971
£900m	6.0% subordinated notes	2	—	Mar 2040	1,199	1,086

€1,600m	6.25% subordinated notes	2	—	Mar 2018	1,918	1,693
€1,750m	6.0% subordinated notes	2	—	Jun 2019	2,349	2,168
€1,500m	3.375% subordinated notes	2,4	Jan 2019	Jan 2024	1,827	1,626
€1,500m	3.0% subordinated notes	2	—	Jun 2025	2,037	1,716
€1,000m	3.125% subordinated notes	2	—	Jun 2028	1,363	1,139
					28,379	27,645
Amounts owed to HSBC undertakings
$900m	10.176% subordinated step-up cumulative notes		Jun 2030	Jun 2040	892	891
					892	891
At 31 Dec					29,271	28,536

1	Amounts owed to third parties represent securities included in the capital base of HSBC as tier 2 securities in accordance with the grandfathering provisions under CRD IV rules.

2	These securities are included in the capital base of HSBC as fully CRD IV compliant tier 2 securities on an end point basis.

3	In 2017, HSBC redeemed these securities.

4	These subordinated notes are measured at amortised cost in HSBC Holdings, where the interest rate risk is hedged using a fair value hedge, while they are measured at fair value in the Group.
Additional tier 1 capital securities
Additional tier 1 capital securities are perpetual subordinated securities on which coupon payments may be deferred or cancelled at the discretion of HSBC. The securities presented in this Note are accounted for as liabilities because HSBC has an obligation to pay dividends in perpetuity. See Note 31 for additional tier 1 capital securities accounted for as equity.
The additional tier 1 securities presented in this section do not meet the identifying criteria in full for recognition as tier 1 capital under CRD IV but are eligible as regulatory capital subject to grandfathering limits and progressive phase-out.
Guaranteed by HSBC Holdings or HSBC Bank plc
These capital securities were issued by the Jersey limited partnerships and proceeds lent to the respective guarantors by the limited partnerships in the form of subordinated notes. They qualify as additional tier 1 capital for HSBC under CRD IV by virtue of the application of grandfathering provisions, and the two capital securities guaranteed by HSBC Bank plc (‘HSBC Bank’) also qualify as additional tier 1 capital for HSBC Bank (on a solo and a consolidated basis) under CRD IV by virtue of the same grandfathering process.
These preferred securities, together with the guarantee, are intended to provide investors with economic rights equivalent to the rights that they would have had if they had purchased non-cumulative perpetual preference shares of the relevant issuer. There are limitations on the payment of distributions if such payments are prohibited under UK banking regulations or other requirements, if a payment would cause a breach of HSBC’s capital adequacy requirements or if HSBC Holdings or HSBC Bank has insufficient distributable reserves (as defined).
HSBC Holdings and HSBC Bank have individually covenanted that if prevented under certain circumstances from paying distributions on the preferred securities in full, they will not pay dividends or other distributions in respect of their ordinary shares, or repurchase or redeem their ordinary shares, until the distribution on the preferred securities has been paid in full.
Preference shares of HSBC Holdings that have economic terms equal in all material respects to the preferred securities and their guarantee together will be substituted for the preferred securities guaranteed by HSBC Holdings if the total capital ratio of HSBC Holdings falls below the regulatory minimum required, or the Directors expect it to in the near term.
Preference shares of HSBC Bank that have economic terms equal in all material respects to the preferred securities and their guarantee together will be substituted for the preferred securities guaranteed by HSBC Bank if any of the two issues of preferred securities are outstanding in April 2049 or November 2048, respectively; or the total capital ratio of HSBC Bank on a solo and consolidated basis falls below the regulatory minimum required, or the Directors expect it to in the near term.
Tier 2 capital securities
These capital securities are included within HSBC’s regulatory capital base as tier 2 capital under CRD IV by virtue of the application of grandfathering provisions (with the exception of identified securities that are compliant with CRD IV end point rules). Tier 2 capital securities are either perpetual or dated subordinated securities on which there is an obligation to pay coupons. In accordance with CRD IV, the capital contribution of all tier 2 securities is amortised for regulatory purposes in their final five years before maturity.